SHARE-BASED COMPENSATION - Options Expiration (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Exercise Price	$ 2.84	$ 2.78	$ 0.23
Stock Options Outstanding	1,452,887	2,087,784	48,403,624
Options vested	1,400,593	1,400,593
Stock Options Exercisable	1,000,717	1,000,717
October 2024
SHARE-BASED COMPENSATION
Exercise Price	$ 2.26
Stock Options Outstanding	629,641
April 2025
SHARE-BASED COMPENSATION
Exercise Price	$ 3.08
Stock Options Outstanding	115,917
January 2026
SHARE-BASED COMPENSATION
Exercise Price	$ 4.60
Stock Options Outstanding	108,695
October 2026
SHARE-BASED COMPENSATION
Exercise Price	$ 3.08
Stock Options Outstanding	598,634